Long-term Debt - Schedule of Long Term Debt (Details)	12 Months Ended
	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Aug. 30, 2022
Disclosure of detailed information about borrowings [line items]
Interest rate						397.00%
Unamortized Transaction Costs	$ (400,000)			$ (507,000)
Borrowings	117,382,000			127,190,000
Current portion of long-term debt	12,687,000			12,808,000
Long-term debt	104,695,000			114,382,000
Accumulated amortization	215,000			1,184,000
Senior secured revolving credit facility (the "Credit Facility")
Disclosure of detailed information about borrowings [line items]
Senior secured revolving credit facility (the “Credit Facility”)	81,073,000			82,512,000
Senior secured revolving credit facility (the "Credit Facility") | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Senior secured revolving credit facility (the “Credit Facility”)	53,000,000			61,000,000
Senior secured revolving credit facility (the "Credit Facility") | CAD
Disclosure of detailed information about borrowings [line items]
Senior secured revolving credit facility (the “Credit Facility”)	71,773,000			82,512,000
Secured loans
Disclosure of detailed information about borrowings [line items]
Senior secured revolving credit facility (the “Credit Facility”)	8,537,000			13,192,000
Secured and subordinated loans	8,537,000			13,192,000
Subordinated unsecured loan
Disclosure of detailed information about borrowings [line items]
Secured and subordinated loans	20,000,000			20,000,000
Maturity July 1, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value	$ 8,436,000		$ 6,230,000	12,641,000	$ 9,345,000
Interest rate	4.40%		4.40%
Balance of purchase payable with a nominal value	$ 8,172,000			$ 11,993,000
Annual Payment, Long-Term Debt	$ 4,218,000	$ 3,115,000